New Accounting Pronouncements	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements

3. NEW ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This ASU provides guidance on the presentation of unrecognized tax benefits. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements.

Recent Accounting Guidance Not Yet Adopted

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This ASU provides guidance on revenue recognition that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. The Company is currently assessing the impact of adoption of ASU 2014-09 on its consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This ASU provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and related disclosures. This ASU is effective for the annual period ending December 31, 2016, and for annual and interim periods thereafter. The adoption of this ASU is not anticipated to have a significant impact on the Company’s consolidated financial statements.

In November 2014, the FASB issued ASU 2014-16, Derivatives and Hedging (Topic 815). This ASU provides guidance on accounting for hybrid financial instruments issued in the form of a share. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. The Company is currently assessing the impact of adoption of ASU 2014-16 on its consolidated financial statements.